Offsets	Jan. 26, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Indivior Pharmaceuticals, Inc.
Form or Filing Type	S-8
File Number	333-282815
Initial Filing Date	Oct. 24, 2024
Fee Offset Claimed	$ 3,989.57
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, $0.50 nominal value per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,094,843
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 26,058,578.06
Termination / Withdrawal Statement	The Predecessor Registrant filed a Registration Statement on Form S-8 (File No. 282815) with the Securities and Exchange Commission on October 24, 2024 (the "Prior Registration Statement"). The Prior Registration Statement registered 9,400,000 Indivior Ordinary Shares for a proposed maximum aggregate offering price of $79,148,000.00. A fee of $12,117.56 was paid in connection with the Prior Registration Statement. The Registrant, as the successor to the Predecessor Registrant, hereby confirms that 67,364 Indivior Ordinary Shares under the Indivior Group Deferred Bonus Plan and 3,027,479 Indivior Ordinary Shares under the Indivior 2024 Long-Term Incentive Plan (collectively, the "Unsold Shares") remain unsold under the Prior Registration Statement, resulting in unsold aggregate offering amounts of $26,058,578.06. The Registrant hereby confirms that the offering of the Unsold Shares has been terminated. The fee previously paid for the Unsold Shares covered by the Prior Registration Statement was $3,989.57, all of which will be applied to offset the registration fee due under this Registration Statement pursuant to Rule 457(p) under the Securities Act.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Indivior Pharmaceuticals, Inc.
Form or Filing Type	S-8
File Number	333-282815
Filing Date	Oct. 24, 2024
Fee Paid with Fee Offset Source	$ 3,989.57